Shareholder Report, Line Graph (Details) 195292_Patient Opportunity Trust_Class IS_TSR Annual {Class IS} - USD ($)									12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 22, 2018	Dec. 31, 2025
Class IS
Account Value [Line Items]
Accumulated Value	$ 15,062	$ 11,882	$ 8,507	$ 13,267	$ 13,668	$ 9,832	$ 7,311	$ 10,000	$ 19,252
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 TR
Accumulated Value	$ 22,856	$ 18,282	$ 14,476	$ 17,678	$ 13,735	$ 11,601	$ 8,823	$ 10,000	$ 26,942